UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

222 State Street Portsmouth, NH		03801-3853
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 222 State Street Portsmouth, NH 03801-3853
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

September 30, 2006

PAX WORLD Balanced Fund, Inc.

PERCENT OF NET ASSETS,	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE

STOCKS: 69.1%

COMMON STOCKS: 68.9%

CONSUMER DISCRETIONARY: 4.8%
Bed Bath & Beyond, Inc. (a)	200,000	$7,652,000
Coach, Inc. (a)	476,000	16,374,400
GameStop Corp. Class A (a)	250,000	11,570,000
Honda Motor Co., Ltd. ADR	175,000	5,885,250
O’Reilly Automotive, Inc. (a)	69,400	2,304,774
Staples, Inc.	1,200,000	29,196,000
Timberland Co. Class A (a)	324,100	9,324,357
Toyota Motor Credit Corp. ADR	100,000	10,890,000
Williams-Sonoma, Inc.	275,000	8,907,250
		102,104,031
CONSUMER STAPLES: 8.2%
Avon Products, Inc.	642,000	19,683,720
Corn Products International, Inc.	761,900	24,792,226
CVS Corp.	925,000	29,711,000
Estee Lauder Cos., Inc.	250,000	10,082,500
Kimberly-Clark Corp.	375,000	24,510,000
McCormick & Co., Inc.	350,000	13,293,000
PepsiCo, Inc.	375,000	24,472,500
Procter & Gamble Co.	425,000	26,341,500
		172,886,446
ENERGY: 8.6%
Apache Corp.	271,400	17,152,480
Baker Hughes, Inc.	425,000	28,985,000
BP PLC ADR	250,000	16,395,000
Chesapeake Energy Corp.	475,000	13,765,500
ENSCO International, Inc.	650,000	28,489,500
Equitable Resources, Inc.	500,600	17,510,988
Helix Energy Solutions Group, Inc. (a)	400,000	13,360,000
Maverick Tube Corp. (a)	166,800	10,813,644
Questar Corp.	250,000	20,442,500
Suncor Energy, Inc.	140,000	10,087,000
Weatherford International Ltd. (a)	75,000	3,129,000
		180,130,612
FINANCIALS: 4.4%
Banco Bilbao Vizcaya Argentaria SA ADR	175,000	4,047,750
CIT Group, Inc.	171,700	8,349,771
Hospitality Properties Trust	200,000	9,440,000
ING Groep NV ADR	253,700	11,157,726
Lincoln National Corp.	274,539	17,043,381
Mitsubishi UFJ Financial Group, Inc. ADR	550,000	7,045,500
National Bank of Greece SA	1,000,000	8,710,000
Nomura Holdings, Inc. ADR	250,000	4,395,000
SLM Corp.	225,000	11,695,500
Willis Group Holdings Ltd.	270,300	10,271,400
		92,156,028
HEALTH CARE: 10.8%
Abbott Laboratories, Inc.	300,000	14,568,000
Amgen, Inc. (a)	450,000	32,188,500
AstraZeneca PLC ADR	318,100	19,881,250
Baxter International, Inc.	250,000	11,365,000
Becton Dickinson & Co.	127,100	8,982,157
Dentsply International, Inc.	351,402	10,580,714
GlaxoSmithKline PLC ADR	300,000	15,969,000
Henry Schein, Inc. (a)	170,660	8,556,893
Invitrogen Corp. (a)	350,000	22,193,500
Johnson & Johnson, Inc.	200,000	12,988,000
McKesson Corp.	400,000	21,088,000
Medtronic, Inc.	350,000	16,254,000

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

COMMON STOCKS, continued

HEALTH CARE, continued
Pfizer, Inc.	300,000	$8,508,000
PRA International (a)	175,000	4,670,750
Senomyx, Inc. (a)	250,000	3,842,500
Stryker Corp.	300,000	14,877,000
		226,513,264
INDUSTRIALS: 5.9%
American Standard Cos., Inc.	440,300	18,479,391
Black & Decker Corp.	31,800	2,523,330
Chicago Bridge & Iron Co. NV	329,600	7,930,176
Deere & Co.	210,800	17,688,228
Donnelley R R & Sons Co.	300,000	9,888,000
Gardner Denver, Inc. (a)	199,700	6,606,076
Joy Global, Inc.	150,000	5,641,500
Pentair, Inc.	695,900	18,225,621
Ryder Systems, Inc.	333,300	17,224,944
TNT NV ADR	325,000	12,356,500
UTi Worldwide, Inc.	234,734	6,565,510
		123,129,276
INFORMATION TECHNOLOGY: 15.2%
Accenture Ltd. Class A	575,000	18,233,250
Amdocs Ltd. (a)	525,000	20,790,000
Applied Materials, Inc.	617,542	10,949,020
Automatic Data Processing, Inc.	525,000	24,853,500
CheckFree Corp. (a)	400,000	16,528,000
Cisco Systems, Inc. (a)	1,450,000	33,350,000
Citrix Systems, Inc. (a)	341,000	12,347,610
EMC Corp. (a)	1,750,000	20,965,000
Entegris, Inc. (a)	938,600	10,240,126
Fair Isaac Corp.	350,000	12,799,500
Fiserv, Inc. (a)	463,511	21,826,733
Hewitt Associates, Inc. (a)	295,900	7,178,534
Intel Corp.	200,000	4,114,000
Intuit, Inc. (a)	567,600	18,214,284
Jabil Circuit, Inc.	260,000	7,428,200
Komag, Inc. (a)	150,000	4,794,000
Microsoft Corp.	800,000	21,864,000
Nam Tai Electronics, Inc.	425,000	5,223,250
Nokia OYJ ADR	250,000	4,922,500
QUALCOMM, Inc.	278,000	10,105,300
SAP Aktiengesellschaft ADR	219,700	10,875,150
Seagate Technology (a)	900,000	20,781,000
Secure Computing Corp. (a)	200,000	1,266,000
		319,648,957
MATERIALS: 3.3%
Aracruz Celulose SA ADR	175,000	8,709,750
Bemis Co.	177,700	5,839,222
Cemex SA ADR	1,124,899	33,836,962
Masco Corp.	291,900	8,003,898
Sealed Air Corp.	250,000	13,530,000
		69,919,832
TELECOMMUNICATION SERVICES: 5.0%
Alltel Corp.	350,000	19,425,000
America Movil SA ADR	1,000,000	39,370,000
BT Group PLC ADR	500,000	25,285,000

PERCENT OF NET ASSETS,	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE

COMMON STOCKS, continued

TELECOMMUNICATION SERVICES, continued
Philippine Long Distance Telephone Co. ADR	99,900	$4,351,644
Telefonos de Mexico SA ADR (representing ordinary shares L)	500,000	12,790,000
Windstream Corp.	258,481	3,409,364
		104,631,008
UTILITIES: 2.7%
Aqua America, Inc.	443,833	9,737,696
KeySpan Corp.	300,000	12,342,000
UGI Corp.	500,000	12,225,000
Veolia Environment ADR	375,000	22,642,500
		56,947,196
TOTAL COMMON STOCKS (Cost $1,085,641,650)		1,448,066,650

PREFERRED STOCKS: 0.2%

FINANCIALS: 0.2%
Aegon NV	45,000	1,137,150
Federal Home Loan Mortgage Corp.	25,000	1,050,000
HRPT Properties Trust, Series B	50,000	1,295,000
Regency Centers Corp.	32,000	821,760

TOTAL PREFERRED STOCKS (Cost $4,424,840)		4,303,910

TOTAL STOCKS (Cost $1,090,066,490)		1,452,370,560

	PRINCIPAL
	AMOUNT
BONDS: 29.4%

MORTGAGE-BACKED SECURITIES: 5.0%

U.S. GOVERMENT MORTGAGE-BACKED: 4.7%

FREDDIE MAC (MORTGAGE-BACKED): 1.0%
5.000%, due July 1, 2007	$144,612	143,660
4.500%, due March 1, 2008	857,045	848,871
4.500%, due April 1, 2008	1,002,041	992,189
3.500%, due May 1, 2008	1,274,612	1,230,216
5.000%, due October 1, 2008	1,202,456	1,192,465
4.000%, due April 1, 2010	2,203,511	2,122,338
4.000%, due September 1, 2010	3,088,875	2,975,087
4.000%, due May 1, 2014	2,364,135	2,277,599
4.000%, due September 1, 2018	857,772	812,037
4.500%, due September 1, 2018	1,316,208	1,271,673
5.000%, due October 1, 2018	1,132,559	1,115,785
5.500%, due October 1, 2018	555,385	556,271
5.500%, due October 1, 2018	656,375	657,422
5.000%, due November 1, 2018	663,834	654,002
5.000%, due November 1, 2018	661,749	651,948
6.500%, due May 1, 2029	494,767	507,057
6.500%, due December 1, 2029	420,168	430,604
6.500%, due June 1, 2032	605,584	619,195
5.702%, due May 1, 2036	2,201,495	2,206,144
		21,264,563

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL AMOUNT	VALUE

MORTGAGE-BACKED SECURITIES, continued

FANNIE MAE (MORTGAGE-BACKED): 3.7%
4.000%, due September 1, 2010	$1,326,691	$1,282,879
5.500%, due December 1, 2011	743,113	741,989
5.000%, due January 1, 2014	1,553,178	1,541,521
5.000%, due February 1, 2014	1,095,328	1,087,108
5.500%, due October 1, 2014	2,106,666	2,118,879
5.500%, due November 1, 2014	2,329,820	2,343,024
5.000%, due April 1, 2018	3,774,557	3,719,307
4.500%, due July 1, 2018	4,297,452	4,159,098
5.000%, due November 1, 2018	214,148	211,014
5.000%, due November 1, 2018	864,774	852,116
5.000%, due November 1, 2018	810,002	798,145
5.000%, due February 1, 2019	2,257,703	2,221,592
5.000%, due April 1, 2019	809,551	796,602
5.000%, due June 1, 2019	2,143,828	2,109,539
5.500%, due July 1, 2019	2,055,225	2,056,906
4.500%, due November 1, 2019	2,349,374	2,269,933
5.000%, due January 1, 2020	2,060,839	2,027,878
5.000%, due March 1, 2020	1,860,463	1,828,677
5.000%, due October 1, 2023	2,000,757	1,946,383
4.500%, due January 1, 2025	1,727,874	1,642,822
5.000%, due June 1, 2025	2,597,174	2,521,246
5.000%, due November 1, 2025	3,519,679	3,416,782
8.000%, due May 1, 2030	197,157	207,940
6.500%, due June 1, 2032	587,649	600,616
4.000%, due November 1, 2033	3,427,779	3,114,349
4.269%, due January 1, 2035	4,129,796	4,016,991
4.501%, due March 1, 2035	5,938,055	5,974,364
6.000%, due April 1, 2035	2,059,778	2,069,800
4.632%, due June 1, 2035	1,617,664	1,579,579
5.000%, due June 1, 2035	1,399,062	1,345,222
5.000%, due July 1, 2035	1,661,266	1,597,336
5.500%, due July 1, 2035	2,068,620	2,039,016
5.000%, due August 1, 2035	1,571,548	1,511,070
5.500%, due November 1, 2035	2,771,634	2,731,969
5.500%, due December 1, 2035	1,155,107	1,138,576
5.500%, due December 1, 2035	1,509,270	1,487,670
5.500%, due December 1, 2035	2,118,907	2,088,583
6.000%, due April 1, 2036	1,166,577	1,171,958
6.000%, due April 1, 2036	1,348,130	1,354,348
6.500%, due August 1, 2036	1,435,069	1,461,420
		77,184,247

COMMERCIAL MORTGAGE-BACKED: 0.3%
JP Morgan Chase Commercial Mortgage Securities Corp. 4.738%, due July 15, 2042	2,000,000	1,916,788
Morgan Stanley Capital I Class A 4.989%, due August 13, 2042	2,000,000	1,950,992
Nomura Asset Securities Corp. 6.590%, due March 15, 2030	3,000,000	3,052,211
		6,919,991
TOTAL MORTGAGE-BACKED SECURITIES (Cost $107,807,415)		105,368,801

U.S. GOVERNMENT AGENCY BONDS: 19.8%

FEDERAL FARM CREDIT BANK: 1.9%
5.080%, due April 3, 2007	3,000,000	2,996,052
3.700%, due October 27, 2008	3,000,000	2,923,578
4.550%, due April 26, 2010	5,000,000	4,906,920
4.480%, due June 21, 2010	3,000,000	2,936,544
5.500%, due February 15, 2011	5,000,000	4,981,090

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE

U.S. GOVERNMENT AGENCY BONDS, continued

FEDERAL FARM CREDIT BANK, continued
4.950%, due May 9, 2012	$7,000,000	$6,878,004
4.950%, due May 16, 2012	5,000,000	4,912,520
4.950%, due June 20, 2012	3,000,000	2,946,528
4.990%, due January 28, 2015	1,000,000	969,649
5.300%, due June 22, 2015	3,000,000	2,912,034
5.500%, due August 17, 2020	1,500,000	1,469,683
		38,832,602
FEDERAL HOME LOAN BANK SYSTEM: 11.8%
4.950%, due October 20, 2006	5,000,000	4,998,835
5.000%, due October 20, 2006	5,000,000	4,998,955
5.420%, due November 7, 2006	2,000,000	2,000,088
5.000%, due December 15, 2006	5,000,000	4,995,535
5.450%, due December 28, 2006	3,000,000	2,999,985
2.240%, due December 29, 2006	2,000,000	1,985,392
2.625%, due January 30, 2007	3,000,000	2,973,912
5.050%, due February 5, 2007	3,000,000	2,996,157
5.000%, due February 9, 2007	5,000,000	4,989,555
5.050%, due February 28, 2007	3,000,000	2,995,392
4.135%, due March 29, 2007	5,815,000	5,782,227
5.150%, due April 12, 2007	3,000,000	2,997,696
5.235%, due April 30, 2007	4,000,000	3,995,568
3.280%, due May 7, 2007	3,000,000	2,965,020
3.100%, due May 21, 2007	5,000,000	4,932,790
4.250%, due August 8, 2007	3,000,000	2,974,431
4.000%, due September 24, 2007	3,000,000	2,967,612
4.350%, due September 28, 2007	2,000,000	1,984,498
5.100%, due September 28, 2007	3,000,000	2,998,800
4.375%, due October 10, 2007	2,855,000	2,833,385
4.000%, due January 28, 2008	1,500,000	1,479,686
3.520%, due January 30, 2008	3,000,000	2,941,692
4.500%, due February 15, 2008	3,000,000	2,978,610
4.500%, due February 15, 2008	2,000,000	1,985,740
3.200%, due March 3, 2008	3,000,000	2,925,372
5.100%, due March 6, 2008	2,000,000	2,001,910
5.200%, due March 28, 2008	3,000,000	2,997,417
3.700%, due April 2, 2008	5,000,000	4,905,960
5.500% due April 10, 2008	2,000,000	2,000,386
3.500%, due April 21, 2008	4,000,000	3,910,672
3.530%, due April 29, 2008	4,000,000	3,911,392
5.500% due June 27, 2008	3,000,000	3,003,948
4.100%, due July 14, 2008	4,000,000	3,936,184
4.000%, due July 17, 2008	1,500,000	1,482,669
3.375%, due July 21, 2008	5,000,000	4,861,010
3.510%, due July 22, 2008	2,500,000	2,436,160
4.560%, due August 12, 2008	2,635,000	2,607,251
4.250%, due August 14, 2008	2,750,000	2,721,416
4.375%, due October 3, 2008	5,000,000	4,935,635
3.750%, due October 21, 2008	5,000,000	4,878,135
4.100%, due November 17, 2008	3,000,000	2,943,750
4.125%, due November 17, 2008	3,000,000	2,945,061
4.250%, due December 3, 2008	3,000,000	2,950,521
4.350%, due December 11, 2008	1,000,000	993,318
4.000%, due January 29, 2009	3,000,000	2,933,853
3.790%, due February 13, 2009	4,000,000	3,893,248
3.750%, due March 24, 2009	3,000,000	2,913,759
3.250%, due May 12, 2009	6,000,000	5,986,452
5.375%, due May 15, 2009	2,000,000	2,018,326
4.750%, due August 21, 2009	3,000,000	2,997,744
4.520%, due August 26, 2009	3,000,000	2,953,053
4.000%, due October 19, 2009	3,000,000	2,916,054
4.750%, due December 28, 2009	2,000,000	1,997,366
4.350%, due February 16, 2010	3,000,000	2,933,940
4.450%, due February 24, 2010	3,000,000	2,940,684
5.000%, due February 25, 2010	2,740,000	2,716,499

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE

U.S. GOVERNMENT AGENCY BONDS, continued

FEDERAL HOME LOAN BANK SYSTEM, continued
5.040%, due June 7, 2010	$3,000,000	$2,972,688
4.500%, due July 27, 2010	4,100,000	4,014,864
4.500%, due August 4, 2010	3,000,000	2,939,037
4.625%, due October 7, 2010	5,000,000	4,904,470
5.625%, due June 9, 2011	2,500,000	2,505,612
4.875%, due November 15, 2011	6,000,000	5,976,864
4.875%, due December 1, 2011	3,250,000	3,192,303
4.270%, due January 17, 2012	3,000,000	2,889,192
4.950%, due January 26, 2012	3,000,000	2,950,608
4.800%, due March 9, 2012	3,000,000	2,937,552
4.950%, due March 15, 2012	3,000,000	2,949,180
5.250%, due May 3, 2012	5,000,000	4,944,655
4.650%, due June 29, 2012	3,000,000	2,919,285
4.770%, due July 6, 2012	2,000,000	1,953,802
4.800%, due July 19, 2012	3,500,000	3,421,940
5.300%, due August 16, 2012	3,000,000	2,970,351
5.100%, due September 21, 2012	2,000,000	1,968,750
5.450%, due April 27, 2015	3,000,000	2,962,026
5.250%, due July 14, 2016	3,000,000	2,930,742
6.000%, due September 13, 2016	5,000,000	5,008,815
4.000%, due July 16, 2018	1,000,000	953,354
		248,566,796
FREDDIE MAC (AGENCY): 2.3%
3.800%, due June 28, 2007	3,000,000	2,969,073
3.000%, due August 15, 2007	3,000,000	2,944,731
4.050%, due September 24, 2007	2,500,000	2,471,385
3.250%, due March 14, 2008	3,000,000	2,926,584
3.500%, due April 15, 2008	5,305,000	5,188,603
4.125%, due August 19, 2008	7,000,000	6,887,377
4.000%, due January 14, 2009	3,000,000	2,932,821
3.500%, due April 1, 2009	3,000,000	2,898,027
4.000%, due August 4, 2009	4,000,000	3,895,460
4.850%, due December 7, 2009	4,000,000	3,950,600
5.250%, due February 24, 2011	3,000,000	3,006,864
5.875%, due March 21, 2011	3,000,000	3,093,090
6.250%, due March 5, 2012	4,000,000	4,015,128
5.000%, due July 15, 2014	1,500,000	1,502,964
		48,682,707
FANNIE MAE (AGENCY): 3.8%
4.750%, due August 3, 2007	3,625,000	3,611,682
4.300%, due November 28, 2007	3,000,000	2,973,414
3.750%, due May 12, 2008	3,000,000	2,942,733
4.000%, due August 8, 2008	3,000,000	2,948,202
3.750%, due December 8, 2008	3,000,000	2,924,301
4.000%, due January 26, 2009	4,000,000	3,917,488
4.318%, due February 17, 2009	7,324,000	7,104,719
4.250%, due May 12, 2009	4,000,000	3,926,016
5.750%, due June 29, 2009	2,000,000	2,005,634
4.250%, due November 23, 2009	2,000,000	1,957,118
3.625%, due December 28, 2009	4,000,000	3,978,360
4.300%, due February 17, 2010	3,000,000	2,944,275
4.400%, due March 8, 2010	3,000,000	2,952,918
4.750%, due April 19, 2010	3,000,000	2,968,506
4.375%, due June 21, 2010	6,000,000	5,884,008
5.250%, due November 30, 2010	3,879,000	3,862,417
5.030%, due September 23, 2011	5,000,000	4,941,875
5.000%, due March 2, 2015	10,000,000	9,860,810
5.250%, due July 14, 2015	4,000,000	3,927,656
6.000%, due September 25, 2030	3,250,000	3,293,086
		78,925,218
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $420,772,460)		415,007,323

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE

CORPORATE BONDS: 4.6%

CONSUMER DISCRETIONARY: 0.4%
Tandy Corp. 6.950%, due September 1, 2007	$1,094,000	$1,102,548
Toyota Motor Credit Corp. 5.330%, due July 28, 2008	3,000,000	2,909,490
Toyota Motor Credit Corp. 2.750%, due August 6, 2009	1,636,350	1,570,102
Toyota Motor Credit Corp. 5.650%, due January 18, 2015	2,000,000	1,870,520
		7,452,660
CONSUMER STAPLES: 0.4%
Avon Products, Inc. 5.125%, due January 15, 2011	3,000,000	2,978,184
CVS Corp. 3.875%, due November 1, 2007	5,000,000	4,917,390
Estee Lauder Cos., Inc. 6.000%, due January 15, 2012	1,599,000	1,655,835
		9,551,409
FINANCIALS: 1.9%
AFLAC, Inc. 6.500%, due April 15, 2009	5,000,000	5,156,805
Chubb Corp. 3.950%, due April 1, 2008	5,000,000	4,904,755
CIT Group, Inc. 5.500%, due November 30, 2007	10,000,000	10,030,200
CIT Group, Inc. 5.638%, due November 23, 2007	3,000,000	3,009,264
SLM Corp. Tranche TR 00034 4.000%, due January 15, 2009	4,000,000	3,897,820
SLM Corp. Tranche TR 00084 5.470%, due June 1, 2009	2,000,000	1,924,540
SLM Corp. Tranche TR 00087 5.625%, due July 27, 2009	2,000,000	2,003,420
SLM Corp. Tranche TR 00079 5.600%, due February 1, 2010	1,700,000	1,627,189
SLM Corp. Tranche TR 00480 5.900%, due December 15, 2012	2,500,000	2,380,775
SLM Corp. Tranche TR 00061 3.953%, due June 23, 2014	1,600,000	1,475,856
SLM Corp. Tranche TR 00066 4.000%, due July 25, 2014	3,075,000	2,797,850
		39,208,474
HEALTH CARE: 0.9%
Bristol Myers Squibb Co. 5.750%, due October 1, 2011	8,400,000	8,565,724
UnitedHealth Group, Inc. 5.200%, due January 17, 2007	4,835,000	4,831,799
Wellpoint, Inc. 3.750%, due December 14, 2007	2,000,000	1,961,802

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE

CORPORATE BONDS, continued

HEALTH CARE, continued
Wellpoint, Inc. 4.250%, due December 15, 2009	$3,000,000	$2,913,243
		18,272,568
INDUSTRIALS: 0.2%
Pentair, Inc. 7.850%, due October 15, 2009	5,000,000	5,326,840

INFORMATION TECHNOLOGY: 0.1%
Fiserv, Inc. 4.000%, due April 15, 2008	3,000,000	2,929,707

TELECOMMUNICATION SERVICES: 0.4%
British Telecommunications PLC 8.375%, due December 15, 2010	5,000,000	5,608,200
CenturyTel, Inc. 5.000%, due February 15, 2015	2,000,000	1,825,746
		7,433,946

UTILITIES: 0.3%
National Fuel Gas Co. 6.303%, due May 27, 2008	5,500,000	5,591,982

TOTAL CORPORATE BONDS (Cost $98,479,626)		95,767,586

TOTAL BONDS (Cost $627,059,501)		616,143,710

CERTIFICATES OF DEPOSIT: 0.0%

Self Help Credit Union 4.900%, due May 26, 2007	250,000	250,000
South Shore Bank 4.200%, due October 9, 2006	500,000	500,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $750,000)		750,000

	NUMBER
	OF SHARES
MONEY MARKET SHARES: 1.5%
	32,119,158	32,119,158
Pax World Money Market Fund (b) (Cost $32,119,158)

TOTAL INVESTMENTS: 100.0% (Cost $1,749,995,149)		2,101,383,428

Other assets and liabilities (Net): 0.0%		(19,696)

Net Assets: 100.0%		$2,101,363,732

(a)	Non income producing security
(b)	Affiliate – Security is managed by Pax World Management Corp., the Fund’s Adviser

ADR American Depository Receipt

Valuation of Investments

Portfolio securities and other types of investments for which market quotations are readily available are valued at market value, which is generally determined on the basis of last reported sales price. If no sales are reported, market value is generally determined based on quotes or closing prices

(such as the NASDAQ Official Closing Price) obtained from a quotation reporting system, established market makers, or reputable pricing services. Portfolio debt securities having a remaining maturity of more than 60 days are valued based on quotes obtained from reputable pricing services, which quotes reflect broker-dealer supplied market valuations and, if necessary, electronic data processing techniques. If the pricing services are unable to provide such quotes, the mean between the last reported bid and asked prices is used. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Portfolio securities and other assets initially valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from pricing services (normally determined at 12:00 p.m. Eastern time). Portfolio debt securities having remaining maturities of 60 days or fewer are valued at amortized cost. The amortized cost value of a security is determinedby valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty invaluation, it may result at times in determinations of value that are higher or lower than the price a Fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments valued based on amortized cost during periods of rising or falling interest rates will not be reflected either in the computation of the net asset value of a Fund’s portfolio.

Certain securities and assets are valued at fair value as determined in good faith by the Directors or by persons acting at their direction. The fair value of any securities from time to time held by any Fund for which no market quotes are readily available is determined in accordance with procedures approved by the Directors. The Directors, however, are ultimately responsible for such determinations. The fair value of such securities is generally the price which the Fund could reasonably expect to receive upon a security’scurrent sale. Consideration may be given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connectionwith such disposition).

Federal Income Tax Cost

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at September 30, 2006, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2006 was $1,749,995,149, $387,937,955, $(36,549,676) and $351,388,279, respectively.

Investment Information

The term “affiliate” is a company in which the fund has ownership of at least 5% of the voting securities. An affiliated company also includes other investment companies that are managed by a fund’s adviser. At September 30, 2006, the Fund held the following security of an affiliated company:

PaxWorld Money Market Fund

Value at 6/30/06	Purchased Cost	Sold Cost	Value at 9/30/06	Dividends from non controlled affiliate for the three months ended 9/30/06
$45,666,355	$75,641,803	$89,189,000	$32,119,158	$411,196

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.       Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.       Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Balanced Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Balanced Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 27, 2006

By:	/s/ Janet Lawton Spates
Janet Lawton Spates, Treasurer (Principal Financial Officer)

Date:	/s/ November 27, 2006